Investors Cash Trust
--------------------------------------------------------------------------------
DEAR SHAREHOLDER:

--------------------------------------------------------------------------------


            We appreciate your decision to invest in Investors Cash Trust. To provide you with an update of holdings and financial highlights, on the following pages you'll find the Investors Cash Trust semiannual report for the six-month period ended September 30, 1999.

Briefly, for the past six months, the Fund's Government Securities Portfolio and Treasury Portfolio registered solid performance and achieved their objective of providing maximum current income from high quality money market securities while maintaining stability of principal.

ECONOMIC REVIEW AND OUTLOOK
Over the past six months the U.S. economy continued to grow, as inflation and low unemployment figures boosted consumer confidence. The Federal Reserve Board of Governors (the Fed) continued to take measures to tighten monetary conditions. This was due to continuing concerns the economy was growing at too rapid of a pace and inflation would start emerging because of tight labor markets. Meanwhile, a number of foreign economies continued to rebound, especially Japan and Europe. These factors translated into increased worldwide growth and capital demand, and helped build the expectation that the Gross Domestic Product should remain strong with at least 4% growth. As a result, the Fed seems content on managing interest rates for the remainder of this year and seems interested in maintaining orderly, functioning financial markets. We anticipate a relatively good pace of economic growth continuing into the new year.

Considering this information, we plan to take a relatively defensive approach to Investors Cash Trust portfolios' average maturity, although we will look for attractive opportunities to extend maturities, and enhance performance.

Rest assured that the Fund's management is dedicated to achieving the Portfolios' objective. Given the conditions stated above and our strategy, Investors Cash Trust offers a high degree of stability, and should continue to be an excellent place for you to invest your money.

Thank you again for your investment in Investors Cash Trust. We look forward to serving your investment needs for years to come.

Frank J. Rachwalski
Frank J. Rachwalski
Fund Vice President and Lead Portfolio Manager

November 15, 1999

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and is Vice President and Lead Portfolio Manager of Investors Cash Trust. Mr. Rachwalski holds B.B.A and M.B.A degrees from Loyola University.

FUND RESULTS
For the six-month period ended September 30, 1999

                                      Annualized
                                      Net Yield
Government Securities Portfolio        4.78  %
Treasury Portfolio                     4.60  %

NOTES
The portfolios' net yield is the annualized sum of the daily dividend rates for the period. Yields are historical, may fluctuate, and do not guarantee future performance.

Like all money market funds, an investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

Investors Cash Trust                                                          2

--------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
Investments at September 30, 1999 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

                                                    Value
SHORT-TERM NOTES
(Issued or guaranteed by U.S. Government
agencies or instrumentalities)
   -----------------------------------------------------------
(a)Federal Farm Credit Banks
     5.35%, 10/1/99                                   $  3,500
   -----------------------------------------------------------
   Federal Home Loan Bank
     5.05% - 5.12%, 3/1/00 - 5/17/2000                  19,000
(a)  5.30% - 5.35%, 10/1/99                             50,489
   -----------------------------------------------------------
   Federal Home Loan Mortgage Corp.
     5.20% - 5.22%, 10/1/99 - 10/4/99                   34,128
(a)  5.19%, 10/18/99                                    19,990
   -----------------------------------------------------------
   Federal National Mortgage Association
     5.05%, 2/23/00                                      1,500
(a)  5.33%, 12/6/99                                      1,999
   -----------------------------------------------------------
   Overseas Private Investment Corp
(a)  5.13%, 10/4/99                                     18,000
   -----------------------------------------------------------
   TOTAL SHORT-TERM NOTES--55.9%
   (average maturity: 33 days)                         148,606
   -----------------------------------------------------------

                                                    Value

(b)REPURCHASE AGREEMENTS
   (Dated 9/99 collateralized by Federal Home Loan
   Mortgage Association and U.S. Treasury securities)
   -----------------------------------------------------------
   Bear, Stearns Cos., Inc.
   (held at the Bank of New York)
     5.3%, 10/27/99                                   $ 20,000
   -----------------------------------------------------------
   Donaldson, Lufkin & Jenrette
   (held at the Bank of New York)
     5.4%, 10/1/99                                      25,000
   -----------------------------------------------------------
   Goldman Sachs Cos., Inc.
   (held at the Bank of New York)
     5.24%, 10/4/99                                     25,000
   -----------------------------------------------------------
   Merrill Lynch Government Securities, Inc.
   (held at The Chase Manhattan Bank)
     5.4%, 10/27/99                                     20,000
   -----------------------------------------------------------
   Salomon Smith Barney Holdings
   (held at The Chase Manhattan Bank)
     5.28%, 10/18/99                                    27,000
   -----------------------------------------------------------
   TOTAL REPURCHASE AGREEMENTS--44.1%
   (average maturity: 14 days)                         117,000
   -----------------------------------------------------------
   TOTAL INVESTMENTS--100%
   (average maturity: 25 days)                        $265,606
   -----------------------------------------------------------

See accompanying Notes to Financial Statements.

Investors Cash Trust                                                          3

--------------------------------------------------------------------------------
TREASURY PORTFOLIO
Investments at September 30, 1999 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
   SHORT-TERM NOTES
   (Issued or guaranteed by U.S. Government
   agencies or instrumentalities)
   -----------------------------------------------------------
(a)Overseas Private Investment Corp.
     5.13%, 10/4/99                                    $13,000
   -----------------------------------------------------------
   U.S. Treasury Bills
     4.77% - 5.14%, 10/15/99 - 2/15/00                   8,008
   -----------------------------------------------------------
   TOTAL SHORT-TERM NOTES--52.1%
   (average maturity: 20 days)                          21,008
   -----------------------------------------------------------
(b)REPURCHASE AGREEMENTS
   (dated 9/99, collateralized by U.S. Treasury securities)
   -----------------------------------------------------------
   Bear, Sterns Cos., Inc.
   (held at the Bank of New York)
     5.15%, 10/7/99                                      4,000
   -----------------------------------------------------------

                                                     Value
Lehman Government Securities, Inc.
(held at The Chase Manhattan Bank)
    5.32%, 10/1/99                                  $ 3,000
-----------------------------------------------------------
Merrill Lynch Government Securities, Inc.
(held at The Chase Manhattan Bank)
    5.15%, 10/4/99                                    4,000
-----------------------------------------------------------
Salomon Smith Barney Holdings, Inc.
(held at The Chase Manhattan Bank)
    5.32%, 10/1/99                                    4,000
-----------------------------------------------------------
State Street Bank and Trust Company
    5.26%, 10/1/99                                    4,340
-----------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS--47.9%
(average maturity: 8 days)                           19,340
-----------------------------------------------------------

TOTAL INVESTMENTS--100%
(average maturity: 14 days)                         $40,348
-----------------------------------------------------------

NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximate principal amount.

(a) Variable rate securities. The rates are the current rates at September 30, 1999. The dates shown represent the demand date or next interest rate change date.

(b) Repurchase agreements are fully collateralized by U.S. Government or U.S. Government agency securities. All collateral is held at the fund's custodian bank, State Street Bank and Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the funds so that its market value exceeds the carrying value of the repurchase agreements.

See accompanying Notes to Financial Statements.

Investors Cash Trust                                                          4
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

September 30, 1999 (unaudited)
(in thousands)
--------------------------------------------------------------------------------

                                                              GOVERNMENT SECURITIES      TREASURY
ASSETS                                                              PORTFOLIO            PORTFOLIO
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Investments, at amortized cost:
  Short-term securities                                             $148,606              21,008
--------------------------------------------------------------------------------------------------
  Repurchase agreements                                              117,000              19,340
--------------------------------------------------------------------------------------------------
Cash                                                                      --                   2
--------------------------------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                                     2,485                  --
--------------------------------------------------------------------------------------------------
  Interest                                                             1,515                 544
--------------------------------------------------------------------------------------------------
Other assets                                                               7                   4
--------------------------------------------------------------------------------------------------
      Total assets                                                   269,613              40,898
--------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
--------------------------------------------------------------------------------------------------
Cash overdraft                                                         2,556                  --
--------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                            1,068                 158
--------------------------------------------------------------------------------------------------
  Management fee                                                          14                   1
--------------------------------------------------------------------------------------------------
  Other accrued expenses                                                 210                  24
--------------------------------------------------------------------------------------------------
      Total liabilities                                                3,848                 183
--------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                         $265,765              40,715
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
THE PRICING OF SHARES
--------------------------------------------------------------------------------------------------
Shares outstanding                                                   265,765              40,715
--------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                         $1.00                1.00
--------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

Investors Cash Trust                                                          5
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

Six months ended September 31, 1999 (unaudited)
(in thousands)

                                                                  GOVERNMENT SECURITIES          TREASURY
                                                                        PORTFOLIO                PORTFOLIO
                                                                  ---------------------          ---------
----------------------------------------------------------------------------------------------------------
INTEREST INCOME                                                          $11,134                   1,194
----------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fee                                                             335                      37
----------------------------------------------------------------------------------------------------------
  Administrative services fee                                                224                      25
----------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                      46                       5
----------------------------------------------------------------------------------------------------------
  Reports to shareholders                                                      9                       2
----------------------------------------------------------------------------------------------------------
  Registration costs                                                          47                      13
----------------------------------------------------------------------------------------------------------
  Audit                                                                       20                       3
----------------------------------------------------------------------------------------------------------
  Trustees' fees                                                              11                       4
----------------------------------------------------------------------------------------------------------
  Legal                                                                        3                       2
----------------------------------------------------------------------------------------------------------
  Other                                                                       41                       2
----------------------------------------------------------------------------------------------------------
    Total expenses before expense waiver                                     736                      93
----------------------------------------------------------------------------------------------------------
  Less expenses waived by the investment manager                            (201)                    (32)
----------------------------------------------------------------------------------------------------------
    Total expenses absorbed by the fund                                      535                      61
----------------------------------------------------------------------------------------------------------
Net investment income                                                    $10,599                   1,133
----------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
(in thousands)
--------------------------------------------------------------------------------

                                                   GOVERNMENT SECURITIES PORTFOLIO                  TREASURY PORTFOLIO
                                                 ------------------------------------      ------------------------------------
                                                     SIX MONTHS                                SIX MONTHS
                                                       ENDED                                     ENDED
                                                 SEPTEMBER 30, 1999      YEAR ENDED        SEPTEMBER 30, 1999      YEAR ENDED
                                                    (UNAUDITED)        MARCH 31, 1999         (UNAUDITED)        MARCH 31, 1999
                                                 ------------------    --------------      ------------------    --------------
OPERATIONS, DIVIDENDS AND
CAPITAL SHARE ACTIVITY
Net investment income                               $    10,599              18,028                1,133               2,909
-------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment
income                                                  (10,599)            (18,028)              (1,133)             (2,909)
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (DOLLAR AMOUNTS AND
NUMBER OF SHARES ARE THE SAME):
Shares sold                                             670,080           1,521,330               15,176              88,458
-------------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                8,494              14,749                1,186               2,965
-------------------------------------------------------------------------------------------------------------------------------
                                                        678,574           1,536,079               16,362              91,423
Shares redeemed                                        (902,936)         (1,358,146)             (34,049)           (107,311)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions and total increase (decrease) in
net assets                                             (224,362)            177,933              (17,687)            (15,888)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                                       490,127             312,194               58,402              74,290
-------------------------------------------------------------------------------------------------------------------------------
End of year                                         $   265,765             490,127               40,715              58,402
-------------------------------------------------------------------------------------------------------------------------------

Investors Cash Trust                                                          6
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   DESCRIPTION OF
     THE FUND Investors Cash Trust (the "fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The fund currently offers two series of shares (portfolios)--the Government Securities Portfolio and the Treasury Portfolio.

                         The fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the fund in preparation of its financial statements.

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES
     SECURITY VALUATION

                        The fund values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the fund must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

                        REPURCHASE AGREEMENTS. Each portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

                        FEDERAL INCOME TAXES. The fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the fund paid no federal income taxes and no federal income tax provision was required.

                        DISTRIBUTION OF INCOME AND GAINS. All of the net investment income of the fund is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

                        INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

                        EXPENSES. Expenses arising in connection with a portfolio are allocated to that portfolio. Other fund expenses are allocated among the portfolios in proportion to their relative net assets.

--------------------------------------------------------------------------------
3.   TRANSACTIONS WITH AFFILIATES

                        MANAGEMENT AGREEMENT. The fund has a management agreement with Scudder Kemper Investments, Inc. (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of .15% of average daily net assets. During the six months ended September 30, 1999, the fund incurred management fees of $139,000 after an expense waiver by Scudder Kemper.

Investors Cash Trust
                                                                               7
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                         ADMINISTRATIVE SERVICES AGREEMENT. The fund has an administrative services agreement with Kemper Distributors, Inc. (KDI). For its services as primary administrator, the fund pays KDI an annual fee of .10% of average daily net assets. For the six months ended September 30, 1999, the fund incurred administrative services fees of $249,000 of which $50,000 is unpaid at September 30, 1999. KDI has related service agreements with various firms to provide cash management and other services for fund shareholders. KDI pays these firms at an annual rate ranging between .05% and .10% of average daily net assets.

                         SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the fund. Under the agreement, KSvC received shareholder services fees of $31,000 for the six months ended September 30, 1999 of which $7,000 is unpaid at September 30, 1999.

                         OFFICERS AND TRUSTEES. Certain officers or trustees of the fund are also officers or directors of Scudder Kemper. During the six months ended September 30, 1999, the fund made no payments to its officers and incurred trustees' fees of $15,000 to independent trustees.

                         EXPENSE WAIVER. Scudder Kemper has agreed to temporarily waive a portion of its management fee and absorb operating expenses of each portfolio to the extent that they exceed .25% of average daily net assets of such portfolio on an annual basis. Under this arrangement, Scudder Kemper waived $233,000 of expenses during the six months ended September 30, 1999.

Investors Cash Trust                                                          8

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


                                                           SIX MONTHS
                                                              ENDED                    YEAR ENDED MARCH 31,
                                                          SEPTEMBER 30,   -----------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO                               1999         1999      1998      1997      1996      1995
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                          $   1.00         1.00      1.00      1.00      1.00      1.00
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                            .02          .05       .05       .05       .06       .05
-------------------------------------------------------------------------------------------------------------------------
Less dividends declared                                          .02          .05       .05       .05       .06       .05
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                $   1.00         1.00      1.00      1.00      1.00      1.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                   2.42%        5.20      5.50      5.30      5.74      4.74
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION
(ANNUALIZED):
Expenses                                                         .25%         .25       .25       .25       .25       .25
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                           4.78%        5.05      5.37      5.17      5.57      4.72
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION
(ANNUALIZED):
Expenses                                                         .33%         .33       .38       .32       .32       .33
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                           4.70%        4.97      5.24      5.10      5.50      4.64
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                    $265,765      490,127   312,194   168,933   230,944   176,024
-------------------------------------------------------------------------------------------------------------------------

                                                           SIX MONTHS
                                                              ENDED                    YEAR ENDED MARCH 31,
                                                          SEPTEMBER 30,   -----------------------------------------------
TREASURY PORTFOLIO                                            1999         1999      1998      1997      1996      1995
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                          $   1.00         1.00      1.00      1.00      1.00      1.00
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                            .02          .05       .05       .05       .05       .05
-------------------------------------------------------------------------------------------------------------------------
Less dividends declared                                          .02          .05       .05       .05       .05       .05
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                $   1.00         1.00      1.00      1.00      1.00      1.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                   2.33%        5.03      5.34      5.15      5.66      4.69
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION
(ANNUALIZED):
Expenses                                                         .25%         .25       .25       .25       .25       .25
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                           4.60%        4.92      5.21      5.03      5.48      4.76
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION
(ANNUALIZED):
Expenses                                                         .38%         .37       .38       .37       .37       .39
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                           4.47%        4.80      5.08      4.91      5.36      4.62
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                    $ 40,715       58,402    74,290    63,347   101,576    65,389
-------------------------------------------------------------------------------------------------------------------------

NOTE: Scudder Kemper has agreed to temporarily waive a portion of its management fee and absorb certain operating expenses of the portfolios.

Data for the six month period ended September 30, 1999 is unaudited.

TAX INFORMATION
All of the dividends from the Government Securities and Treasury Portfolios are taxable as ordinary income. These dividends, whether received in cash or reinvested in shares, must be included in your federal income tax return and must be reported by the portfolio to the Internal Revenue Service in accordance with U.S. Treasury Department Regulations.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns.

                                          INVESTORS
                                          CASH TRUST

                                          SEMI-ANNUAL REPORT
                                          September 30, 1999

                                          - Government Securities Portfolio
                                          - Treasury Portfolio

PRINCIPAL UNDERWRITER:
KEMPER DISTRIBUTORS, INC.
222 South Riverside Plaza, Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by an Investors Cash Trust prospectus.

ICT-3 510338 11/99         (recycle LOGO) printed on recycled paper